Submission	Jul. 23, 2025
Submission [Line Items]
Central Index Key	0001130166
Registrant Name	CYCLACEL PHARMACEUTICALS, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES